Subsequent Event (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Feb. 28, 2018 CAD ($) $ / shares shares	Jan. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Restricted share unit | shares				3,465,140	672,500
Share option, exercised | shares				(2,448,916)	(3,777,161)
Proceeds from exercise of option | $				$ 2,245,788	$ 2,659,700
Stock option expired unvested | shares				(105,612)	(430,400)
Proceeds from share issuances | $					$ 68,087,433
Lease payment | $				$ 4,158,000
Employee [Member]
Disclosure of non-adjusting events after reporting period [line items]
Restricted share unit | shares			100,000
Exercise price | $			$ 1.96
Option term			5 years
Share option, exercised | shares			816,666
Proceeds from exercise of option | $			$ 873,332
Stock option expired unvested | shares			33,334
Public offering and private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued | shares		18,626,440
Per share price | $ / shares		$ 2.05
Proceeds from share issuances | $		$ 38,184,202
Commission paid for financing | $		$ 2,091,136
Officers, directors, employees and consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Restricted share unit | shares	2,439,256
Exercise price | $	$ 2.11
Option term	5 years
Share option, exercised | shares	1,275,000
Proceeds from exercise of option | $	$ 994,060
RestrictedShareUnit (RSU) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Restricted share unit | shares	567,110
Buy-down option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease payment | $	$ 3,500,000
Buy-down option [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net Smelter Royalty (NSR)	5.00%
Buy-down option [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net Smelter Royalty (NSR)	2.00%